Schedule of Concentration of Risk (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Concentration Risk [Line Items]
Cost of revenue	$ 11,538	$ 1,888
Accounts payable			$ 804
Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Vendor A [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 719
Accounts payable
Vendor A [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		38.10%
Vendor B [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 50	$ 94
Accounts payable
Vendor B [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.40%	5.00%
Vendor C [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 53
Accounts payable
Vendor C [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		2.80%
Vendor D [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 514
Accounts payable
Vendor D [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		27.20%
Vendor E [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 95
Accounts payable
Vendor E [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		5.00%
Vendor F [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 413
Accounts payable
Vendor F [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		21.90%
Vendor G [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 343
Accounts payable
Vendor G [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	3.00%
Vendor H [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 2,398
Accounts payable
Vendor H [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.80%
Vendor I [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 1,090
Accounts payable
Vendor I [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.40%
Vendor J [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 1,519
Accounts payable
Vendor J [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.20%
Vendor K [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 2,741
Accounts payable
Vendor K [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.80%
Vendor L [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 1,028
Accounts payable
Vendor L [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	8.90%
Vendor M [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 171
Accounts payable
Vendor M [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.50%
Vendor N [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 1,285
Accounts payable
Vendor N [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.10%
Vendor O [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 913
Accounts payable
Vendor O [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.90%